Paradigm Select Fund
		Schedule of Investments
		September 30, 2023 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
50,000	Ducommun Incorporated *		$ 2,175,500	2.18%

Communications Services, NEC
30,000	Calix, Inc. *		1,375,200	1.38%

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *		1,111,428	1.11%

Electrical Work
28,850	EMCOR Group Inc.		6,069,752	6.07%

Electromedical & Electrotherapeutic Apparatus
10,200	Masimo Corporation *		894,336	0.90%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.		720,271	0.72%

General Industrial Machinery & Equipment
12,200	Regal Rexnord Corp.		1,743,136
86,100	Zurn Elkay Water Solutions Corp.		2,412,522
			4,155,658	4.16%

In Vitro & In Vivo Diagnostic Substances
45,100	Neogen Corporation *		836,154	0.84%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation		1,584,808	1.59%

Instruments For Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.		3,380,479	3.38%

Laboratory Analytical Instruments
34,350	Revvity, Inc.		3,802,545	3.81%

Measuring & Controlling Devices, NEC
12,000	Onto Innovation Inc. *		1,530,240	1.53%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.		702,346	0.70%

Optical Instruments & Lenses
40,000	Coherent Corp. *		1,305,600	1.31%

Plastics Products
16,000	Entegris, Inc.		1,502,560	1.50%

Printed Circuit Boards
25,400	Jabil, Inc.		3,223,006	3.23%

Radio & Tv Broadcasting & Communications Equipment
40,000	Aviat Networks, Inc. *		1,248,000	1.25%

Retail - Catalog & Mail-Order Houses
11,700	Insight Enterprises, Inc. *		1,702,350	1.70%

Retail - Drug Stores and Proprietary Stores
30,000	Walgreens Boots Alliance, Inc. *		667,200	0.67%

Retail - Family Clothing Stores
62,000	American Eagle Outfitters, Inc.		1,029,820	1.03%

Retail - Lumber & Other Building Materials Dealers
51,025	Builders FirstSource, Inc. *		6,352,102	6.35%

Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.		2,910,793	2.91%

Retail - Retail Stores, NEC
19,625	IAC Inc. *		988,904	0.99%

Retail - Shoe Stores
1,800	Foot Locker, Inc.		31,230	0.03%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)		2,006,690	2.01%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)		3,898,910
75,700	Marvell Technology, Inc.		4,097,641
12,800	Qorvo, Inc. *		1,222,016
25,000	Skyworks Solutions, Inc.		2,464,750
			11,683,317	11.68%

Services - Business Services, NEC
30,400	Concentrix Corporation		2,435,344	2.44%

Services-Computer Integrated Systems Design
50,000	Nextgen Healthcare Inc. *		1,186,500	1.19%

Services - Help Supply Services
77,625	Kelly Services, Inc. - Class A		1,411,999
68,325	Kforce Inc.		4,076,269
			5,488,268	5.49%

Services - Medical Laboratories
68,800	Natera, Inc. *		3,044,400	3.05%

Services - Prepackaged Software
11,100	Consensus Cloud Solutions Inc. *		279,498
32,100	Progress Software Corporation		1,687,818
			1,967,316	1.97%

Services - Skilled Nursing Care Facilities
17,100	The Ensign Group, Inc.		1,589,103	1.59%

Steel Pipe & Tubes
18,000	ATI, Inc. *		740,700	0.74%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation		1,048,476	1.05%

Surgical & Medical Instruments & Apparatus
106,200	Globus Medical, Inc. - Class A *		5,272,830	5.28%

Title Insurance
5,900	Fidelity National Financial, Inc.		243,670	0.24%

Wholesale - Computers & Peripheral Equipment & Software
18,000	TD SYNNEX Corporation		1,797,480	1.80%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
18,000	EnerSys		1,704,060	1.71%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company		4,327,680	4.33%

Total for Common Stocks (Cost $71,609,052)			93,836,116	93.91%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities Inc.		1,331,528	1.33%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
3,773,256	SEI Daily Income Trust Government Fund Institutional 5.04% **		3,773,256	3.78%
Total for Money Market Funds (Cost $3,773,256)

Total Investment Securities			98,940,900	99.02%
	(Cost $76,607,554)

Other Assets in Excess of Liabilities			980,789	0.98%

Net Assets			$ 99,921,689	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2023, was $76,607,554. At September 30, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 31,021,998
	Unrealized Depreciation		(8,688,652)
	Unrealized Appreciation		$ 22,333,346

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Committee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 93,836,116	$ -	$ -	$ 93,836,116
Real Estate Investment Trusts	1,331,528	-	-	1,331,528
Money Market Funds	3,773,256	-	-	3,773,256
Total	$ 98,940,900	$ -	$ -	$ 98,940,900

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2023.